PROPERTY AND EQUIPMENT---NET (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net
Property and equipment—net composed of the following:

	June 30, 2023	December 31, 2022
Computer equipment	$144,202	$—
Furniture and fixtures	34,300	19,444
Leasehold improvements	8,299	5,902

Property and equipment—gross	186,801	25,346
Less: accumulated depreciation	(8,870)	(6,729)

Property and equipment—net	$177,931	$18,617